Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 102,551	$ 87,006
Accumulated depreciation and amortization	(27,403)	(26,802)
Net value of property and equipment	75,148	60,204
Land	12,234	2,828
Total property, plant and equipment, net	87,382	63,032
Building [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	34,710	33,891
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	61,539	47,585
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	3,221	1,773
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,193	885
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,888	$ 2,872